Subsequent Events (Details Narrative) - USD ($)					2 Months Ended	3 Months Ended		12 Months Ended
	Jul. 09, 2021	Jul. 08, 2021	Apr. 12, 2021	Jan. 08, 2021	May 17, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 12, 2021	May 12, 2021
Number of shares issued for options exercised
Proceeds from issuance of common stock						$ 50,000		$ 275,000	$ 10,500,000
Common Stock [Member]
Number of shares issued during period						100,000		2,553,571
Number of shares issued for options exercised						35,000
Convertible Promissory Note [Member]
Debt face value				$ 500,000
Interest rate				6.00%
Debt instrument maturity date				Jan. 06, 2022
Subsequent Event [Member]
Number of shares issued during period					50,000
Number of shares issued for options exercised					193,375
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Warrants to purchase common stock			187,500
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Warrants [Member]
Warrants to purchase common stock			93,750							93,750	93,750
Warrants exercise price per share			$ 3.00
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Common Stock [Member]
Warrants to purchase common stock			93,750							93,750	93,750
Warrants exercise price per share			$ 3.00
Subsequent Event [Member] | Exchange Agreement [Member] | Series B Preferred Stock [Member]
Convertible preferred stock, shares issued upon conversion		230,375
Conversion price per share		$ 10.00
Warrants exercise price per share		$ 3.00
Warrant granting, right to purchase common stock		93,750
Proceeds from issuance of common stock		$ 10,000,000
Subsequent Event [Member] | Convertible Promissory Note [Member] | Securities Purchase Agreement [Member]
Original issue discount rate			12.50%
Debt face value			$ 2,250,000
Original issue discount			$ 250,000
Interest rate			10.00%
Convertible preferred stock, shares issued upon conversion			230,375
Conversion price per share			$ 3.00
Debt instrument maturity date			Jan. 12, 2022
Warrants to purchase common stock			187,500
Warrants exercise price per share			$ 3.00
Subsequent Event [Member] | Secured Term Loan Facility [Member] | Guarantee and Security Agreement [Member]
Debt instrument maturity date	Jul. 09, 2026
Subsequent Event [Member] | Secured Term Loan Facility [Member] | Guarantee and Security Agreement [Member] | LIBOR [Member]
Interest rate	10.00%
Subsequent Event [Member] | Secured Term Loan Facility [Member] | Guarantee and Security Agreement [Member] | Maximum [Member]
Debt face value	$ 15,000,000
Interest rate	2.00%
Subsequent Event [Member] | Secured Term Loan Facility [Member] | Guarantee and Security Agreement [Member] | Common Stock [Member]
Warrants exercise price per share	$ 2.10
Warrant granting, right to purchase common stock	1,500,000
Subsequent Event [Member] | Funded Upon Closing [Member] | Guarantee and Security Agreement [Member]
Debt face value	$ 7,500,000
Subsequent Event [Member] | Additional Borrowings Under Delayed Draw Term Loan Facility [Member] | Guarantee and Security Agreement [Member]
Debt face value	$ 7,500,000